Share-based compensation - Disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	3,511,922	3,730,580	4,240,869
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 13.55	$ 14.09	$ 14.22
Weighted average remaining contractual life of outstanding share options	2 years 9 months 18 days
Number of share options exercisable in share-based payment arrangement | shares	1,916,888	1,881,416
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 13.4	$ 14.78
10.58 - 12.97 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	1,209,007
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 12.72
Weighted average remaining contractual life of outstanding share options	2 years 7 months 6 days
Number of share options exercisable in share-based payment arrangement | shares	714,175
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 12.73
10.58 - 12.97 [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	10.58
10.58 - 12.97 [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 12.97
13.10 - 14.78 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	2,136,101
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 13.77
Weighted average remaining contractual life of outstanding share options	2 years 9 months 18 days
Number of share options exercisable in share-based payment arrangement | shares	1,106,165
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 13.56
13.10 - 14.78 [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	13.1
13.10 - 14.78 [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 14.78
15.97 - 18.07 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	166,814
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 16.67
Weighted average remaining contractual life of outstanding share options	2 years 6 months
Number of share options exercisable in share-based payment arrangement | shares	96,548
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 16.57
15.97 - 18.07 [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	15.97
15.97 - 18.07 [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 17.12